Regulation and Rates Regulation and Rates (Tables)	12 Months Ended
Dec. 31, 2011
Regulated Operations [Abstract]
Schedule of Effects on Annual Revenue Due to Approved Rate Adjustments [Table Text Block]
The following table sets for PGA rate adjustments approved by the Washington Commission and the corresponding impact on PSE’s annual revenue based on the effective dates:

Effective Date	Percentage Increase (Decrease) in Rates	Annual Increase (Decrease) in Revenue (Dollars in Millions)
November 1, 2011	(4.3)%	$(43.5)
November 1, 2010 – October 31, 2011	1.9	18.3
October 1, 2009 – October 31, 2010	(17.1)	(198.1)
June 1, 2009 – May 31, 2010	(1.8)	(21.2)
October 1, 2008 – September 30, 2009	11.1	108.8